Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 51,283	$ 46,972
Marketable securities	20,860	7,957
Accounts receivable:
Trade, net	11,748	25,004
Other	4,839	3,688
Inventories	41,060	51,507
Total current assets	129,790	135,128
Marketable securities	6,839	16,619
Assets held for employees' severance benefits	1,483	1,357
Deferred tax assets	0	2,359
Property, plant and equipment, net	3,055	3,552
Intangible assets, net	2,300	2,253
Operating leases right-of-use, net	6,942	6,466
Total assets	150,409	167,734
Current liabilities
Trade accounts payable	6,477	4,139
Other accounts payable and accrued expenses	6,945	6,668
Operating lease liabilities	1,670	2,070
Total current liabilities	15,092	12,877
Long-term liabilities
Operating lease liabilities	4,797	3,877
Liability for employees' severance benefits	2,649	2,672
Deferred tax liabilities	32	46
Total liabilities	22,570	19,472
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,739,274 and 7,747,274 issued as at December 31, 2023 and 2024, respectively; 6,405,523 and 5,766,286 outstanding as at December 31, 2023 and 2024, respectively	22	22
Additional paid-in capital	73,837	70,671
Treasury shares (at cost) 1,333,751 and 1,980,988 ordinary shares as at December 31, 2023 and 2024, respectively	(53,512)	(43,631)
Retained earnings	107,492	121,200
Total shareholders' equity	127,839	148,262
Total liabilities and shareholders’ equity	$ 150,409	$ 167,734